Note 4 - Loans - Summary of Related Party Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning of year	$ 1,105,000	$ 965,000	$ 1,154,000
Additions	319,000	4,000	4,000
Effect of change in composition of related parties	27,000	331,000	0
Repayments	(121,000)	(195,000)	(193,000)
End of year	$ 1,330,000	$ 1,105,000	$ 965,000